Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Product revenues	$ 1,066,551	$ 774,054	$ 2,432,705	$ 1,750,925	$ 4,416,036	$ 3,378,765
Development service revenues		22,438		22,438	37,405	103,846
Other service revenues	37,330	29,249	65,311	62,781	140,751	121,871
Total revenues	1,103,881	825,741	2,498,016	1,836,144	4,594,192	3,604,482
Cost of product revenues	520,987	394,821	1,217,533	780,430	1,987,636	1,927,138
Research and development costs	749,942	426,931	1,407,134	954,443	1,957,332	3,297,112
Selling, general, and administrative expenses	1,888,056	2,187,393	3,862,305	4,476,053	8,370,749	8,039,455
Restructuring charges		499,184		1,252,584	1,252,584
Gain on sale of intellectual property						(4,338,601)
Operating loss	(2,055,104)	(2,682,588)	(3,988,956)	(5,627,366)	(8,974,109)	5,320,622
Other income (expense):
Gain (loss) on change in fair value of derivative liabilities	263,927	(186,304)	424,045	(969,106)	1,539,876	1,549,696
Gain from debt restructuring	121,224		121,224
Gain on forgiveness of amounts in accounts payable						77,837
Other income, net	139,239	115,522	214,380	198,209	230,875	175,547
Interest income	2,125	4,744	6,458	12,195	16,455	11,617
Interest expense	(253,375)	(311,525)	(602,933)	(619,337)	(1,262,343)	(1,018,807)
Net loss	$ (1,781,964)	$ (3,060,151)	$ (3,825,782)	$ (7,005,405)	$ (8,449,246)	$ (4,524,732)
Net loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (0.77)	$ (1.64)	$ (1.66)	$ (4.73)	$ (4.48)	$ (3.06)
Weighted average shares outstanding:
Basic and diluted (in shares)	2,327,929	1,871,071	2,309,537	1,481,021	1,884,848	1,481,021